Interest-bearing loans and borrowings - Interest rates used to discount future cash flows (Details) - Borrowings	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	2.30%	1.90%	1.50%
Maximum
Interest rates used to discount future cash flows
Weighted average pre-tax discount rate	2.40%	2.20%	2.20%